Cover	Jun. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2020
Entity File Number	1-8590
Entity Registrant Name	MURPHY OIL CORPORATION
Entity Central Index Key	0000717423
Entity Tax Identification Number	71-0361522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Peach Street
Entity Address, Address Line Two	P.O. Box 7000
Entity Address, City or Town	El Dorado
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	71731-7000
City Area Code	870
Local Phone Number	862-6411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	MUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false